Per Share Amounts - Preferred Share Dividends (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [line items]
Total Preferred Share Dividends Declared	$ 36	$ 35
Series 1 First Preferred Shares
Earnings per share [line items]
Total Preferred Share Dividends Declared	7	7
Series 2 First Preferred Shares
Earnings per share [line items]
Total Preferred Share Dividends Declared	2	1
Series 3 First Preferred Shares
Earnings per share [line items]
Total Preferred Share Dividends Declared	12	12
Series 5 First Preferred Shares
Earnings per share [line items]
Total Preferred Share Dividends Declared	9	9
Series 7 First Preferred Shares
Earnings per share [line items]
Total Preferred Share Dividends Declared	$ 6	$ 6